Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.4%
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.395%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	$1,000	$ 917,499
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.84%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	985,068
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 11.489%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	926,667
Palmer Square CLO Ltd., Series 2015-1A, Class DR4, 11.092%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	1,000	1,003,459
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.258%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	2,000	2,009,702
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.814%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	2,005,094
Total Asset-Backed Securities (identified cost $7,972,598)		$ 7,847,489

Common Stocks — 1.2%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	24	$ 0
		$ 0
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(4)(5)	13,507	$ 178,968
Phoenix Services International LLC(4)(5)	12,664	50,656
Phoenix Services International LLC(4)(5)	1,156	4,624
		$ 234,248
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	33,758	$ 68,934
		$ 68,934
Electronic Equipment, Instruments & Components — 0.3%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	633	$ 1,414,249
		$ 1,414,249
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	3,342	$ 64,300
		$ 64,300
Security	Shares	Value
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	13,408	$ 287,937
		$ 287,937
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	58,449	$ 0
Cano Health, Inc.(4)(5)	44,627	386,782
Envision Parent, Inc.(4)(5)	58,278	650,761
		$ 1,037,543
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 833,064
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 833,064
Investment Companies — 0.0%†
Aegletes BV(4)(5)	7,165	$ 4,672
		$ 4,672
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(5)	4,130	$ 312,589
		$ 312,589
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 0
		$ 0
Pharmaceuticals — 0.4%
Mallinckrodt International Finance SA(4)(5)	23,499	$ 2,130,584
		$ 2,130,584
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	285	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	13,555	$ 0
		$ 0
Total Common Stocks (identified cost $7,770,328)		$ 6,388,120

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 6.4%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$175	$ 171,438
TransDigm, Inc., 6.875%, 12/15/30(1)	500	511,422
		$ 682,860
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$531	$ 530,198
5.75%, 4/20/29(1)	950	930,403
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	320,082
4.625%, 4/15/29(1)	325	307,787
		$ 2,088,470
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$375	$ 388,326
		$ 388,326
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$175	$ 175,507
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	130	130,043
		$ 305,550
Building and Development — 0.1%
MITER Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	$425	$ 421,495
		$ 421,495
Business Equipment and Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$1,300	$ 1,228,374
		$ 1,228,374
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	$975	$ 901,906
		$ 901,906
Commercial Services — 0.4%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 682,019
Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$500	$ 434,230
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	800	819,422
		$ 1,935,671
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$925	$ 961,136
		$ 961,136
Diversified Financial Services — 0.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$175	$ 179,574
Aretec Group, Inc., 10.00%, 8/15/30(1)	400	429,939
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	700	690,992
		$ 1,300,505
Diversified Telecommunication Services — 0.8%
Altice France SA:
5.125%, 1/15/29(1)	$100	$ 78,623
5.50%, 1/15/28(1)	400	320,144
8.125%, 2/1/27(1)	3,175	2,841,574
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,225	1,359,750
		$ 4,600,091
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 618,084
		$ 618,084
Electronics/Electrical — 0.2%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,259,402
		$ 1,259,402
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$125	$ 116,768
		$ 116,768
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$400	$ 398,997
Six Flags Entertainment Corp., 7.00%, 7/1/25(1)	55	55,165
		$ 454,162
Health Care — 0.6%
Medline Borrower LP, 3.875%, 4/1/29(1)	$1,725	$ 1,613,597
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,579,675
		$ 3,193,272

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 0.6%
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$600	$ 604,948
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	2,775	2,829,338
		$ 3,434,286
Internet Software & Services — 0.1%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$875	$ 758,152
		$ 758,152
Leisure Goods/Activities/Movies — 0.2%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$225	$ 224,464
NCL Corp. Ltd., 5.875%, 2/15/27(1)	625	624,538
		$ 849,002
Machinery — 0.2%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$650	$ 613,982
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	343,675
		$ 957,657
Media — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(1)	$650	$ 575,165
		$ 575,165
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)(6)	$550	$ 547,224
		$ 547,224
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 372,833
		$ 372,833
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 537,182
		$ 537,182
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 580,738
		$ 580,738
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$1,520	$ 1,547,139
9.00%, 9/30/29(1)	675	673,684
Security	Principal Amount (000's omitted)	Value
Software (continued)
UKG, Inc., 6.875%, 2/1/31(1)	$800	$ 812,139
		$ 3,032,962
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 766,087
NCR Atleos Corp., 9.50%, 4/1/29(1)	675	732,507
		$ 1,498,594
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$750	$ 648,389
		$ 648,389
Total Corporate Bonds (identified cost $34,780,193)		$ 34,248,256

Exchange-Traded Funds — 0.6%
Security	Shares	Value
Fixed-Income Funds — 0.6%
SPDR Blackstone Senior Loan ETF	76,000	$ 3,125,880
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,125,880

Preferred Stocks — 0.0%†
Security	Shares	Value
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(4)	5,614	$ 137,543
Series G1(4)	3,879	95,035
Total Preferred Stocks (identified cost $194,606)		$ 232,578

Senior Floating-Rate Loans — 88.6%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.2%
Air Comm Corp. LLC:
Term Loan, 7.322%, (SOFR + 3.00%), 11/21/31	$1,338	$ 1,333,442
Term Loan, 12/11/31(8)	112	111,120

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.822%, (SOFR + 4.50%), 2/11/32	$625	$ 622,656
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)	166	133,061
Novaria Holdings LLC, Term Loan, 7.825%, (SOFR + 3.50%), 6/6/31	199	199,001
TransDigm, Inc.:
Term Loan, 6.799%, (SOFR + 2.50%), 2/28/31	1,166	1,160,438
Term Loan, 7.049%, (SOFR + 2.75%), 3/22/30	2,188	2,186,905
Vista Management Holding, Inc., Term Loan, 3/26/31(10)	575	571,766
		$ 6,318,389
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 8.302%, (SOFR + 4.00%), 4/8/30	$623	$ 623,762
		$ 623,762
Airlines — 0.3%
American Airlines, Inc., Term Loan, 6.543%, (SOFR + 2.25%), 4/20/28	$1,398	$ 1,383,197
		$ 1,383,197
Apparel & Luxury Goods — 0.7%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.575%, (SOFR + 2.25%), 12/21/28	$247	$ 244,409
Term Loan, 6.575%, (SOFR + 2.25%), 2/13/32	600	594,126
Gloves Buyer, Inc., Term Loan, 8.439%, (SOFR + 4.00%), 12/29/27	2,031	1,958,644
Hanesbrands, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 3/7/32	1,061	1,060,515
		$ 3,857,694
Auto Components — 1.4%
Adient U.S. LLC, Term Loan, 6.575%, (SOFR + 2.25%), 1/31/31	$777	$ 768,625
Autokiniton U.S. Holdings, Inc., Term Loan, 8.442%, (SOFR + 4.00%), 4/6/28	1,890	1,856,007
Clarios Global LP, Term Loan, 6.825%, (SOFR + 2.50%), 5/6/30	1,142	1,128,062
DexKo Global, Inc., Term Loan, 8.189%, (SOFR + 3.75%), 10/4/28	631	589,032
Garrett LX I SARL, Term Loan, 6.537%, (SOFR + 2.25%), 1/17/32	1,401	1,392,201
Lippert Colipper, Term Loan, 6.82%, (SOFR + 2.50%), 3/25/32	350	347,813
Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc., Term Loan, 8.575%, (SOFR + 4.25%), 7/19/29	$995	$ 993,547
RealTruck Group, Inc., Term Loan, 9.439%, (SOFR + 5.00%), 1/31/28	693	680,873
		$ 7,756,160
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 1/22/31	$1,371	$ 1,358,619
MajorDrive Holdings IV LLC, Term Loan, 8.561%, (SOFR + 4.00%), 6/1/28	1,225	1,114,525
		$ 2,473,144
Beverages — 0.9%
Arterra Wines Canada, Inc., Term Loan, 8.061%, (SOFR + 3.50%), 11/24/27	$575	$ 557,687
Celsius Holdings, Inc., Term Loan, 3/21/32(10)	700	702,187
City Brewing Co. LLC:
Term Loan, 8.064%, (SOFR + 3.50%), 4/5/28	560	209,931
Term Loan, 10.814%, (SOFR + 6.25%), 4/5/28	181	74,330
Term Loan - Second Lien, 9.564%, (SOFR + 5.00%), 4/5/28	868	20,618
Triton Water Holdings, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 3/31/28	3,250	3,240,501
		$ 4,805,254
Biotechnology — 0.5%
Alltech, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 8/13/30	$1,347	$ 1,338,032
Grifols Worldwide Operations USA, Inc., Term Loan, 6.463%, (SOFR + 2.00%), 11/15/27	1,590	1,576,608
		$ 2,914,640
Building Products — 1.6%
Cornerstone Building Brands, Inc., Term Loan, 8.819%, (SOFR + 4.50%), 5/15/31	$1,299	$ 1,078,222
CPG International, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 9/19/31	673	674,996
Knife River HoldCo, Term Loan, 6.292%, (SOFR + 2.00%), 3/8/32	250	249,688
Kodiak Building Partners, Inc., Term Loan, 8.046%, (SOFR + 3.75%), 12/4/31	500	481,607
LHS Borrower LLC, Term Loan, 9.175%, (SOFR + 4.75%), 2/16/29	842	719,184
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.573%, (SOFR + 4.25%), 12/2/31	1,950	1,919,122

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products (continued)
MI Windows & Doors LLC, Term Loan, 7.325%, (SOFR + 3.00%), 3/28/31	$769	$ 757,223
Oscar AcquisitionCo LLC, Term Loan, 8.549%, (SOFR + 4.25%), 4/29/29	1,843	1,729,135
PHRG Intermediate LLC, Term Loan, 8.322%, (SOFR + 4.00%), 2/20/32	925	905,344
Standard Industries, Inc., Term Loan, 6.069%, (SOFR + 1.75%), 9/22/28	203	202,968
		$ 8,717,489
Capital Markets — 2.9%
Advisor Group, Inc., Term Loan, 7.825%, (SOFR + 3.50%), 8/17/28	$829	$ 824,301
Aretec Group, Inc., Term Loan, 7.825%, (SOFR + 3.50%), 8/9/30	1,961	1,947,101
Citco Funding LLC, Term Loan, 6.934%, (SOFR + 2.75%), 4/27/28	763	765,799
Edelman Financial Center LLC, Term Loan, 7.325%, (SOFR + 3.00%), 4/7/28	1,739	1,736,240
EIG Management Co. LLC, Term Loan, 9.319%, (SOFR + 5.00%), 5/17/29	380	379,969
FinCo I LLC, Term Loan, 6.575%, (SOFR + 2.25%), 6/27/29	731	733,523
Focus Financial Partners LLC, Term Loan, 7.075%, (SOFR + 2.75%), 9/15/31	3,774	3,742,235
Franklin Square Holdings LP, Term Loan, 6.575%, (SOFR + 2.25%), 4/25/31	993	992,500
HighTower Holdings LLC, Term Loan, 7.291%, (SOFR + 3.00%), 2/3/32	1,954	1,942,963
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.291%, (SOFR + 3.00%), 3/21/31	647	641,751
Mariner Wealth Advisors LLC, Term Loan, 6.799%, (SOFR + 2.50%), 8/18/28	1,387	1,384,395
Orion Advisor Solutions, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 9/24/30	597	597,657
		$ 15,688,434
Chemicals — 5.0%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.049%, (SOFR + 1.75%), 12/20/29	$1,231	$ 1,231,039
Discovery Purchaser Corp., Term Loan, 8.04%, (SOFR + 3.75%), 10/4/29	1,071	1,062,363
GEON Performance Solutions LLC, Term Loan, 8.811%, (SOFR + 4.25%), 8/18/28	878	866,611
Groupe Solmax, Inc., Term Loan, 9.255%, (SOFR + 4.75%), 5/29/28(11)	1,022	855,947
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.163%, (SOFR + 3.75%), 7/8/30	1,062	1,061,562
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
INEOS Quattro Holdings U.K. Ltd., Term Loan, 8.675%, (SOFR + 4.25%), 4/2/29	$1,473	$ 1,418,045
INEOS U.S. Finance LLC:
Term Loan, 7.325%, (SOFR + 3.00%), 2/7/31	1,045	1,001,277
Term Loan, 7.575%, (SOFR + 3.25%), 2/18/30	4,196	4,041,715
Lonza Group AG, Term Loan, 8.324%, (SOFR + 3.93%), 7/3/28	1,149	1,061,155
Momentive Performance Materials, Inc., Term Loan, 8.325%, (SOFR + 4.00%), 3/29/28	2,496	2,489,341
Natgasoline LLC, Term Loan, 3/29/30(10)	500	488,125
Nouryon Finance BV:
Term Loan, 7.553%, (SOFR + 3.25%), 4/3/28	662	660,993
Term Loan, 7.554%, (SOFR + 3.25%), 4/3/28	617	618,375
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (SOFR + 3.00%), 6/20/31	2,576	2,539,429
Orion Engineered Carbons GmbH, Term Loan, 6.549%, (SOFR + 2.15%), 9/24/28	290	276,473
Paint Intermediate III LLC, Term Loan, 7.302%, (SOFR + 3.00%), 10/9/31	500	500,312
Rohm Holding GmbH, Term Loan, 9.737%, (SOFR + 5.50%), 1/31/29	550	529,269
SCUR-Alpha 1503 GmbH, Term Loan, 9.791%, (SOFR + 5.50%), 3/29/30	1,226	1,145,678
Tronox Finance LLC:
Term Loan, 6.549%, (SOFR + 2.25%), 4/4/29	1,212	1,182,631
Term Loan, 6.811%, (SOFR + 2.50%), 9/18/31(11)	1,264	1,235,172
W.R. Grace & Co.-Conn., Term Loan, 7.549%, (SOFR + 3.25%), 9/22/28	2,782	2,758,962
		$ 27,024,474
Commercial Services & Supplies — 3.7%
Albion Financing 3 SARL, Term Loan, 7.302%, (SOFR + 3.00%), 8/16/29	$1,299	$ 1,301,418
Allied Universal Holdco LLC, Term Loan, 8.175%, (SOFR + 3.75%), 5/12/28	159	158,601
Armor Holding II LLC, Term Loan, 12/11/28(10)	200	199,813
Belfor Holdings, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 11/1/30	570	569,705
Covanta Holding Corp.:
Term Loan, 6.814%, (SOFR + 2.50%), 11/30/28	26	25,859
Term Loan, 6.814%, (SOFR + 2.50%), 11/30/28	469	469,670
EnergySolutions LLC, Term Loan, 7.575%, (SOFR + 3.25%), 9/20/30	1,014	1,013,132
Flame Newco LLC, Term Loan, 10.425%, (SOFR + 6.10%), 6/30/28	159	156,564
Foundever Worldwide Corp., Term Loan, 8.178%, (SOFR + 3.75%), 8/28/28	1,858	1,119,024

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp., Term Loan, 7.322%, (SOFR + 3.00%), 2/1/29	$3,234	$ 3,226,610
GFL Environmental, Inc., Term Loan, 6.819%, (SOFR + 2.50%), 2/4/32	3,450	3,424,125
Harsco Corp., Term Loan, 6.689%, (SOFR + 2.25%), 6/9/28	241	237,316
Heritage-Crystal Clean, Inc., Term Loan, 8.303%, (SOFR + 4.00%), 10/17/30	3,201	3,206,880
Monitronics International, Inc., Term Loan, 12.087%, (SOFR + 7.50%), 6/30/28	733	730,263
Prime Security Services Borrower LLC, Term Loan, 6.325%, (SOFR + 2.00%), 10/13/30	920	917,555
Reworld Holding Corp.:
Term Loan, 6.575%, (SOFR + 2.25%), 11/30/28	1,540	1,538,121
Term Loan, 6.575%, (SOFR + 2.25%), 11/30/28	119	118,466
Tempo Acquisition LLC, Term Loan, 6.075%, (SOFR + 1.75%), 8/31/28	513	509,761
TMF Group Holding BV, Term Loan, 7.046%, (SOFR + 2.75%), 5/3/28	370	368,635
TruGreen LP, Term Loan, 8.425%, (SOFR + 4.00%), 11/2/27	817	771,846
		$ 20,063,364
Communications Equipment — 0.2%
Ciena Corp., Term Loan, 6.069%, (SOFR + 1.75%), 10/24/30	$1,133	$ 1,133,276
		$ 1,133,276
Construction Materials — 1.5%
Construction Partners, Inc., Term Loan, 6.827%, (SOFR + 2.50%), 11/3/31	$499	$ 496,673
Quikrete Holdings, Inc.:
Term Loan, 6.575%, (SOFR + 2.25%), 3/19/29	2,044	2,026,789
Term Loan, 6.575%, (SOFR + 2.25%), 4/14/31	2,617	2,591,932
Term Loan, 6.575%, (SOFR + 2.25%), 2/10/32	1,675	1,658,300
Star Holding LLC, Term Loan, 8.825%, (SOFR + 4.50%), 7/31/31	1,318	1,291,737
		$ 8,065,431
Consumer Staples Distribution & Retail — 0.5%
Cardenas Markets, Inc., Term Loan, 11.149%, (SOFR + 6.75%), 8/1/29	$416	$ 359,923
Peer Holding III BV:
Term Loan, 6.799%, (SOFR + 2.50%), 10/28/30	1,064	1,064,420
Term Loan, 6.799%, (SOFR + 2.50%), 7/1/31	1,372	1,370,877
		$ 2,795,220
Borrower/Description	Principal Amount (000's omitted)	Value
Containers & Packaging — 1.0%
Altium Packaging LLC, Term Loan, 6.825%, (SOFR + 2.50%), 6/11/31	$471	$ 461,419
Berlin Packaging LLC, Term Loan, 7.82%, (SOFR + 3.50%), 6/7/31(11)	946	943,749
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.50%, (SOFR + 3.18%), 4/13/29	2,602	2,593,999
Proampac PG Borrower LLC, Term Loan, 8.31%, (SOFR + 4.00%), 9/15/28	1,136	1,130,924
		$ 5,130,091
Distributors — 0.2%
CD&R Hydra Buyer, Inc., Term Loan, 8.425%, (SOFR + 4.00%), 3/25/31	$842	$ 809,645
Phillips Feed Service, Inc., Term Loan, 11.425%, (SOFR + 7.00%), 11/13/26(3)	51	31,230
		$ 840,875
Diversified Consumer Services — 1.0%
Ascend Learning LLC, Term Loan, 7.325%, (SOFR + 3.00%), 12/11/28	$1,470	$ 1,453,949
KUEHG Corp., Term Loan, 7.549%, (SOFR + 3.25%), 6/12/30	1,004	1,002,748
Spring Education Group, Inc., Term Loan, 8.299%, (SOFR + 4.00%), 10/4/30	346	345,656
Wand NewCo 3, Inc., Term Loan, 6.825%, (SOFR + 2.50%), 1/30/31	2,641	2,605,786
		$ 5,408,139
Diversified Telecommunication Services — 1.1%
Altice France SA, Term Loan, 9.802%, (SOFR + 5.50%), 8/15/28	$10	$ 9,339
Anuvu Holdings 2 LLC:
Term Loan, 12.645%, (SOFR + 8.25%), 3/23/26(3)	316	115,917
Term Loan, 14.395%, (SOFR + 10.00%), 8.395% cash, 6.00% PIK, 9/27/27(3)	125	100,121
Level 3 Financing, Inc., Term Loan, 8.572%, (SOFR + 4.25%), 3/27/32	2,575	2,547,970
Lumen Technologies, Inc.:
Term Loan, 6.789%, (SOFR + 2.35%), 4/15/29	448	431,229
Term Loan, 6.789%, (SOFR + 2.35%), 4/15/30	944	908,193
Virgin Media Bristol LLC:
Term Loan, 6.934%, (SOFR + 2.50%), 1/31/28	850	828,465
Term Loan, 7.684%, (SOFR + 3.25%), 1/31/29	750	736,534
		$ 5,677,768

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electric Utilities — 0.4%
Kohler Energy Co. LLC, Term Loan, 8.049%, (SOFR + 3.75%), 5/1/31	$2,107	$ 2,078,368
		$ 2,078,368
Electrical Equipment — 0.8%
Dynamo Newco II GmbH, Term Loan, 7.762%, (SOFR + 3.50%), 10/1/31	$1,493	$ 1,495,769
WEC U.S. Holdings Ltd., Term Loan, 6.573%, (SOFR + 2.25%), 1/27/31	2,560	2,539,314
		$ 4,035,083
Electronic Equipment, Instruments & Components — 1.6%
Celestica, Inc., Term Loan, 6.072%, (SOFR + 1.75%), 6/20/31	$893	$ 894,367
Chamberlain Group, Inc., Term Loan, 7.675%, (SOFR + 3.25%), 11/3/28	2,121	2,103,373
Creation Technologies, Inc., Term Loan, 10.058%, (SOFR + 5.50%), 10/5/28	778	756,605
II-VI, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 7/2/29	634	634,110
Ingram Micro, Inc., Term Loan, 7.053%, (SOFR + 2.75%), 9/22/31	200	200,839
Minimax Viking GmbH, Term Loan, 6.57%, (SOFR + 2.25%), 2/20/32	600	598,875
Mirion Technologies, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 10/20/28	481	480,764
Range Red Operating, Inc.:
Term Loan, 12.41%, (SOFR + 8.00%), 10/1/29	230	226,415
Term Loan - Second Lien, 12.41%, (SOFR + 8.00%), 10/1/29	966	949,778
TTM Technologies, Inc., Term Loan, 6.573%, (SOFR + 2.25%), 5/30/30	517	519,414
Verifone Systems, Inc., Term Loan, 9.942%, (SOFR + 5.50%), 8/18/28	1,452	1,291,889
		$ 8,656,429
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc.:
Term Loan, 15.442%, (SOFR + 11.00%), 4.442% cash, 11.00% PIK, 12/31/25(3)	$88	$ 25,323
Term Loan, 15.442%, (SOFR + 11.00%), 4.442% cash, 11.00% PIK, 12/31/25(3)	762	219,279
GIP Pilot Acquisition Partners LP, Term Loan, 6.302%, (SOFR + 2.00%), 10/4/30	472	470,601
PG Investment Co. 59 SARL, Term Loan, 7.299%, (SOFR + 3.00%), 3/26/31	1,394	1,395,562
		$ 2,110,765
Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction — 0.5%
American Residential Services LLC, Term Loan, 7.541%, (SOFR + 3.25%), 2/2/32	$336	$ 335,160
Arcosa, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 8/12/31	349	349,343
Artera Services LLC, Term Loan, 8.799%, (SOFR + 4.50%), 2/15/31	421	400,121
Azuria Water Solutions, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 5/17/28	314	312,431
Northstar Group Services, Inc., Term Loan, 9.075%, (SOFR + 4.75%), 5/8/30	1,365	1,373,783
		$ 2,770,838
Entertainment — 0.5%
City Football Group Ltd., Term Loan, 7.939%, (SOFR + 3.50%), 7/22/30	$416	$ 411,833
Creative Artists Agency LLC, Term Loan, 7.075%, (SOFR + 2.75%), 10/1/31	1,122	1,120,347
EOC Borrower LLC, Term Loan, 3/24/32(10)	1,000	999,380
		$ 2,531,560
Financial Services — 2.6%
Boost Newco Borrower LLC, Term Loan, 6.299%, (SOFR + 2.00%), 1/31/31	$2,993	$ 2,976,610
Citrin Cooperman Advisors LLC:
Term Loan, 4/1/32(10)	80	79,826
Term Loan, 4/1/32(10)	1,245	1,237,310
CohnReznick LLP:
Term Loan, 3/26/32(10)	568	568,421
Term Loan, 3/26/32(10)	132	131,579
CPI Holdco B LLC, Term Loan, 6.325%, (SOFR + 2.00%), 5/19/31	2,688	2,664,793
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(9)	1,077	212,691
Grant Thornton Advisors LLC, Term Loan, 7.075%, (SOFR + 2.75%), 6/2/31	2,190	2,181,211
NCR Atleos LLC, Term Loan, 8.053%, (SOFR + 3.75%), 4/16/29	992	997,332
Nuvei Technologies Corp., Term Loan, 7.325%, (SOFR + 3.00%), 11/17/31	1,000	994,720
Walker & Dunlop, Inc., Term Loan, 6.319%, (SOFR + 2.00%), 3/14/32	700	697,375
WEX, Inc.:
Term Loan, 6.075%, (SOFR + 1.75%), 3/31/28	288	286,890
Term Loan, 6.075%, (SOFR + 1.75%), 3/5/32	800	793,668
		$ 13,822,426

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Food Products — 0.6%
Del Monte Foods, Inc.:
Term Loan, 12.469%, (SOFR + 8.15%), 8/2/28	$897	$ 892,693
Term Loan - Second Lien, 8.716%, (SOFR + 4.40%), 8/2/28	1,874	1,216,069
Newly Weds Foods, Inc., Term Loan, 6.566%, (SOFR + 2.25%), 3/15/32	1,175	1,169,125
		$ 3,277,887
Gas Utilities — 0.5%
CQP Holdco LP, Term Loan, 6.299%, (SOFR + 2.00%), 12/31/30	$2,498	$ 2,494,258
		$ 2,494,258
Health Care Equipment & Supplies — 0.9%
Bayou Intermediate II LLC, Term Loan, 9.052%, (SOFR + 4.50%), 8/2/28	$508	$ 509,009
Journey Personal Care Corp., Term Loan, 8.049%, (SOFR + 3.75%), 3/1/28	1,639	1,626,516
Medline Borrower LP, Term Loan, 6.575%, (SOFR + 2.25%), 10/23/28	2,783	2,780,875
		$ 4,916,400
Health Care Providers & Services — 5.4%
AEA International Holdings (Lux) SARL, Term Loan, 7.049%, (SOFR + 2.75%), 9/7/28	$1,721	$ 1,705,846
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.299%, (SOFR + 8.00%), 10.049% cash, 2.25% PIK, 1/15/26	764	703,746
Cano Health LLC, Term Loan, 13.799%, (SOFR + 9.50%), 6/28/29	205	190,183
CCRR Parent, Inc., Term Loan, 8.825%, (SOFR + 4.25%), 3/6/28	1,815	809,185
CHG Healthcare Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 9/29/28	1,729	1,729,109
CNT Holdings I Corp., Term Loan, 6.802%, (SOFR + 2.50%), 11/8/32	995	990,075
Concentra Health Services, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 7/26/31	349	349,125
Electron BidCo, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 11/1/28	1,771	1,769,729
Ensemble RCM LLC, Term Loan, 7.291%, (SOFR + 3.00%), 8/1/29	3,143	3,143,802
Hanger, Inc.:
Term Loan, 4.149%, (SOFR + 3.50%), 10/23/31(8)	143	142,660
Term Loan, 7.825%, (SOFR + 3.50%), 10/23/31	1,107	1,107,990
IVC Acquisition Ltd., Term Loan, 8.049%, (SOFR + 3.75%), 12/12/28	1,508	1,511,048
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
LSCS Holdings, Inc., Term Loan, 8.799%, (SOFR + 4.50%), 3/4/32	$475	$ 474,853
Medical Solutions Holdings, Inc., Term Loan, 7.891%, (SOFR + 3.50%), 11/1/28	1,682	1,091,796
National Mentor Holdings, Inc.:
Term Loan, 8.149%, (SOFR + 3.75%), 3/2/28	25	23,916
Term Loan, 8.17%, (SOFR + 3.75%), 3/2/28(11)	866	841,318
Option Care Health, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 10/27/28	339	340,445
Pacific Dental Services LLC, Term Loan, 7.072%, (SOFR + 2.75%), 3/15/31	2,255	2,245,877
Phoenix Guarantor, Inc., Term Loan, 6.825%, (SOFR + 2.50%), 2/21/31	1,584	1,579,628
Radnet Management, Inc., Term Loan, 6.568%, (SOFR + 2.25%), 4/18/31	1,712	1,711,258
Raven Acquisition Holdings LLC:
Term Loan, 3.25%, 11/19/31(8)	135	133,537
Term Loan, 7.575%, (SOFR + 3.25%), 11/19/31	1,890	1,869,522
Select Medical Corp., Term Loan, 6.325%, (SOFR + 2.00%), 12/3/31	923	922,687
TTF Holdings LLC, Term Loan, 8.002%, (SOFR + 3.75%), 7/18/31	2,394	2,358,090
U.S. Anesthesia Partners, Inc., Term Loan, 8.687%, (SOFR + 4.25%), 10/1/28	1,086	1,067,121
		$ 28,812,546
Health Care Technology — 1.7%
Imprivata, Inc., Term Loan, 7.791%, (SOFR + 3.50%), 12/1/27	$2,608	$ 2,612,530
PointClickCare Technologies, Inc., Term Loan, 7.549%, (SOFR + 3.25%), 11/3/31	2,450	2,446,489
Press Ganey Holdings, Inc., Term Loan, 7.575%, (SOFR + 3.25%), 4/30/31	647	643,988
Project Ruby Ultimate Parent Corp., Term Loan, 7.439%, (SOFR + 3.00%), 3/10/28	1,007	1,005,483
Symplr Software, Inc., Term Loan, 8.891%, (SOFR + 4.50%), 12/22/27	1,250	1,089,954
Waystar Technologies, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 10/22/29	1,104	1,101,293
		$ 8,899,737
Hotels, Restaurants & Leisure — 4.9%
Caesars Entertainment, Inc., Term Loan, 6.563%, (SOFR + 2.25%), 2/6/31	$2,277	$ 2,265,615
Carnival Corp., Term Loan, 6.325%, (SOFR + 2.00%), 10/18/28	1,653	1,654,270

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
ClubCorp Holdings, Inc., Term Loan, 9.561%, (SOFR + 5.00%), 9/18/26	$1,010	$ 1,013,511
Fertitta Entertainment LLC, Term Loan, 7.825%, (SOFR + 3.50%), 1/27/29	2,451	2,416,783
Flutter Financing BV, Term Loan, 6.049%, (SOFR + 1.75%), 11/30/30	3,555	3,545,473
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.053%, (SOFR + 2.75%), 10/31/29	2,009	2,013,559
Horizon U.S. Finco LP, Term Loan, 9.177%, (SOFR + 4.75%), 10/31/31	972	925,025
IRB Holding Corp., Term Loan, 6.825%, (SOFR + 2.50%), 12/15/27	1,245	1,238,993
J&J Ventures Gaming LLC, Term Loan, 7.825%, (SOFR + 3.50%), 4/26/30	525	518,437
Light & Wonder International, Inc., Term Loan, 6.566%, (SOFR + 2.25%), 4/14/29	2,937	2,933,118
Ontario Gaming GTA LP, Term Loan, 8.549%, (SOFR + 4.25%), 8/1/30	1,582	1,560,878
Playa Resorts Holding BV, Term Loan, 7.075%, (SOFR + 2.75%), 1/5/29	1,271	1,270,680
Scientific Games Holdings LP, Term Loan, 7.296%, (SOFR + 3.00%), 4/4/29	2,953	2,939,006
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 12/4/31	635	631,087
Station Casinos LLC, Term Loan, 6.325%, (SOFR + 2.00%), 3/14/31	446	443,691
Wyndham Hotels & Resorts, Inc., Term Loan, 6.075%, (SOFR + 1.75%), 5/24/30	788	789,101
		$ 26,159,227
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 8.811%, (SOFR + 4.25%), 5/17/28	$1,821	$ 1,207,007
Hunter Douglas, Inc., Term Loan, 7.549%, (SOFR + 3.25%), 1/20/32	678	649,467
Libbey Glass, Inc., Term Loan, 10.95%, (SOFR + 6.50%), 11/22/27	1,885	1,836,118
Madison Safety & Flow LLC, Term Loan, 7.075%, (SOFR + 2.75%), 9/26/31	498	497,266
Serta Simmons Bedding LLC:
Term Loan, 11.905%, (SOFR + 7.50%), 6/29/28	140	140,234
Term Loan, 11.914%, (SOFR + 7.50%), 6/29/28	1,290	1,209,475
Tempur Sealy International, Inc., Term Loan, 6.81%, (SOFR + 2.50%), 10/24/31(11)	599	598,811
		$ 6,138,378
Borrower/Description	Principal Amount (000's omitted)	Value
Household Products — 0.6%
Energizer Holdings, Inc., Term Loan, 6.319%, (SOFR + 2.00%), 3/19/32	$1,800	$ 1,801,125
Kronos Acquisition Holdings, Inc., Term Loan, 8.299%, (SOFR + 4.00%), 7/8/31	1,791	1,544,737
		$ 3,345,862
Independent Power and Renewable Electricity Producers — 0.7%
Alpha Generation LLC, Term Loan, 7.075%, (SOFR + 2.75%), 9/30/31	$995	$ 996,557
Lightning Power LLC, Term Loan, 6.549%, (SOFR + 2.25%), 8/18/31	995	990,711
Talen Energy Supply LLC, Term Loan, 6.818%, (SOFR + 2.50%), 12/15/31	998	997,231
Thunder Generation Funding LLC, Term Loan, 7.303%, (SOFR + 3.00%), 10/3/31	1,020	1,020,992
		$ 4,005,491
Industrial Conglomerates — 0.2%
Nvent Electric Public Ltd. Co., Term Loan, 7.825%, (SOFR + 3.50%), 1/30/32	$1,050	$ 1,051,092
		$ 1,051,092
Industrials Conglomerates — 0.2%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.299%, (SOFR + 5.00%), 10/31/31	$475	$ 470,250
John Bean Technologies Corp., Term Loan, 6.675%, (SOFR + 2.25%), 1/2/32	700	700,511
		$ 1,170,761
Insurance — 3.4%
Acrisure LLC, Term Loan, 7.325%, (SOFR + 3.00%), 11/6/30	$998	$ 993,046
Alliant Holdings Intermediate LLC, Term Loan, 7.069%, (SOFR + 2.75%), 9/19/31	4,339	4,317,025
AmWINS Group, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 1/30/32	2,092	2,077,423
AssuredPartners, Inc., Term Loan, 7.825%, (SOFR + 3.50%), 2/14/31	1,733	1,736,485
Broadstreet Partners, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 6/13/31	1,588	1,576,233
HUB International Ltd., Term Loan, 6.787%, (SOFR + 2.50%), 6/20/30	2,643	2,635,073
Ryan Specialty Group LLC, Term Loan, 6.575%, (SOFR + 2.25%), 9/15/31	1,172	1,170,744
USI, Inc.:
Term Loan, 6.549%, (SOFR + 2.25%), 11/21/29	1,956	1,939,361

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
USI, Inc.: (continued)
Term Loan, 6.549%, (SOFR + 2.25%), 9/29/30	$1,976	$ 1,959,855
		$ 18,405,245
Interactive Media & Services — 0.1%
Foundational Education Group, Inc., Term Loan, 8.302%, (SOFR + 3.75%), 8/31/28	$389	$ 354,887
		$ 354,887
IT Services — 4.1%
Asurion LLC:
Term Loan, 8.425%, (SOFR + 4.00%), 8/19/28	$1,050	$ 1,040,935
Term Loan, 8.575%, (SOFR + 4.25%), 9/19/30	2,881	2,847,903
Term Loan - Second Lien, 9.689%, (SOFR + 5.25%), 1/31/28	930	883,500
Term Loan - Second Lien, 9.689%, (SOFR + 5.25%), 1/20/29	250	232,461
Endure Digital, Inc., Term Loan, 7.929%, (SOFR + 3.50%), 2/10/28	2,839	2,079,590
Gainwell Acquisition Corp., Term Loan, 8.399%, (SOFR + 4.00%), 10/1/27	2,004	1,884,787
Go Daddy Operating Co. LLC:
Term Loan, 6.075%, (SOFR + 1.75%), 11/9/29	954	950,540
Term Loan, 6.075%, (SOFR + 1.75%), 5/30/31	881	877,510
Informatica LLC, Term Loan, 6.575%, (SOFR + 2.25%), 10/27/28	3,080	3,082,645
NAB Holdings LLC, Term Loan, 6.799%, (SOFR + 2.50%), 11/24/28	3,518	3,495,927
Plano HoldCo, Inc., Term Loan, 7.799%, (SOFR + 3.50%), 10/2/31	575	573,563
Rackspace Finance LLC:
Term Loan, 10.687%, (SOFR + 6.25%), 5/15/28	535	550,185
Term Loan - Second Lien, 7.187%, (SOFR + 2.75%), 5/15/28	2,680	1,251,746
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31	1,478	1,474,420
Synechron, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 10/3/31	825	823,969
		$ 22,049,681
Leisure Products — 1.0%
Fender Musical Instruments Corp., Term Loan, 8.425%, (SOFR + 4.00%), 12/1/28	$256	$ 220,019
GSM Holdings, Inc., Term Loan, 9.299%, (SOFR + 5.00%), 9/30/31	995	936,131
Hayward Industries, Inc., Term Loan, 6.939%, (SOFR + 2.50%), 5/30/28	1,475	1,473,345
Borrower/Description	Principal Amount (000's omitted)	Value
Leisure Products (continued)
Pretzel Parent, Inc., Term Loan, 8.825%, (SOFR + 4.50%), 10/1/31	$925	$ 926,878
Recess Holdings, Inc., Term Loan, 8.047%, (SOFR + 3.75%), 2/20/30	1,931	1,934,591
		$ 5,490,964
Life Sciences Tools & Services — 0.6%
Avantor Funding, Inc., Term Loan, 6.425%, (SOFR + 2.00%), 11/8/27	$93	$ 93,405
ICON Luxembourg SARL, Term Loan, 6.299%, (SOFR + 2.00%), 7/3/28	601	603,757
Loire Finco Luxembourg SARL, Term Loan, 8.325%, (SOFR + 4.00%), 1/31/30	239	238,726
PRA Health Sciences, Inc., Term Loan, 6.299%, (SOFR + 2.00%), 7/3/28	150	150,427
Sotera Health Holdings LLC, Term Loan, 7.549%, (SOFR + 3.25%), 5/30/31	1,990	1,988,756
		$ 3,075,071
Machinery — 5.2%
AI Aqua Merger Sub, Inc., Term Loan, 7.323%, (SOFR + 3.00%), 7/31/28	$2,006	$ 1,990,294
Ali Group North America Corp., Term Loan, 6.439%, (SOFR + 2.00%), 7/30/29	1,696	1,699,375
American Trailer World Corp., Term Loan, 8.175%, (SOFR + 3.75%), 3/3/28	748	607,643
Apex Tool Group LLC:
Term Loan, 14.425%, (SOFR + 10.00%), 11.925% cash, 2.50% PIK, 2/8/30	603	517,496
Term Loan - Second Lien, 9.675%, (SOFR + 5.25%), 2/8/29	259	232,689
Clark Equipment Co., Term Loan, 6.299%, (SOFR + 2.00%), 4/20/29	555	555,927
Conair Holdings LLC, Term Loan, 8.189%, (SOFR + 3.75%), 5/17/28	1,825	1,585,044
CPM Holdings, Inc., Term Loan, 8.823%, (SOFR + 4.50%), 9/28/28	1,863	1,834,659
Crown Equipment Corp., Term Loan, 6.819%, (SOFR + 2.50%), 10/10/31	1,000	998,540
Cube Industrials Buyer, Inc., Term Loan, 7.793%, (SOFR + 3.50%), 10/17/31	1,500	1,491,877
EMRLD Borrower LP:
Term Loan, 6.799%, (SOFR + 2.50%), 8/4/31	520	515,745
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	225	223,663
Engineered Machinery Holdings, Inc., Term Loan, 8.311%, (SOFR + 3.75%), 5/19/28	2,594	2,598,808
Filtration Group Corp., Term Loan, 7.325%, (SOFR + 3.00%), 10/21/28	1,068	1,068,327

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Gates Global LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/4/31	$1,254	$ 1,242,906
Icebox Holdco III, Inc., Term Loan, 8.061%, (SOFR + 3.50%), 12/22/28	1,156	1,158,533
Madison IAQ LLC, Term Loan, 6.762%, (SOFR + 2.50%), 6/21/28	1,919	1,900,111
Roper Industrial Products Investment Co. LLC, Term Loan, 7.049%, (SOFR + 2.75%), 11/22/29	1,550	1,544,125
SPX Flow, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 4/5/29	889	888,686
Terex Corp., Term Loan, 6.299%, (SOFR + 2.00%), 10/8/31	2,250	2,255,625
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30	3,053	3,049,040
		$ 27,959,113
Media — 0.8%
Aragorn Parent Corp., Term Loan, 8.322%, (SOFR + 4.00%), 12/15/28	$674	$ 676,928
Charter Communications Operating LLC, Term Loan, 6.56%, (SOFR + 2.25%), 12/15/31	549	547,322
Emerald X, Inc., Term Loan, 8.075%, (SOFR + 3.75%), 1/30/32	225	225,000
Hubbard Radio LLC, Term Loan, 8.825%, (SOFR + 4.50%), 9/30/27	320	222,698
iHeartCommunications, Inc., Term Loan, 10.209%, (SOFR + 5.78%), 5/1/29	626	510,816
Mission Broadcasting, Inc., Term Loan, 6.937%, (SOFR + 2.50%), 6/2/28	265	264,173
MJH Healthcare Holdings LLC, Term Loan, 7.675%, (SOFR + 3.25%), 1/28/29	466	463,914
Nexstar Broadcasting, Inc., Term Loan, 6.939%, (SOFR + 2.50%), 9/18/26	1,561	1,561,461
		$ 4,472,312
Metals/Mining — 1.5%
AAP Buyer, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 9/9/31	$449	$ 447,753
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)	224	219,984
Arsenal AIC Parent LLC, Term Loan, 7.075%, (SOFR + 2.75%), 8/19/30	2,248	2,236,124
Minerals Technologies, Inc., Term Loan, 6.322%, (SOFR + 2.00%), 11/26/31	499	498,750
Novelis Corp., Term Loan, 6.292%, (SOFR + 2.00%), 3/11/32	950	950,200
PMHC II, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 4/23/29	2,426	2,145,803
Borrower/Description	Principal Amount (000's omitted)	Value
Metals/Mining (continued)
WireCo WorldGroup, Inc., Term Loan, 8.04%, (SOFR + 3.75%), 11/13/28	$367	$ 330,084
Zekelman Industries, Inc., Term Loan, 6.571%, (SOFR + 2.25%), 1/24/31	1,178	1,181,925
		$ 8,010,623
Oil, Gas & Consumable Fuels — 1.3%
Epic Crude Services LP, Term Loan, 7.302%, (SOFR + 3.00%), 10/15/31	$600	$ 600,534
Freeport LNG Investments LLLP, Term Loan, 7.543%, (SOFR + 3.25%), 12/21/28	1,035	1,023,932
GIP II Blue Holding LP, Term Loan, 8.075%, (SOFR + 3.75%), 9/29/28	200	200,868
Hilcorp Energy I LP, Term Loan, 6.322%, (SOFR + 2.00%), 2/11/30	825	824,872
ITT Holdings LLC, Term Loan, 7.075%, (SOFR + 2.75%), 10/11/30	1,306	1,308,875
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.569%, (SOFR + 2.25%), 10/5/28	1,363	1,363,545
Oxbow Carbon LLC, Term Loan, 7.825%, (SOFR + 3.50%), 5/10/30	510	510,332
UGI Energy Services LLC, Term Loan, 6.825%, (SOFR + 2.50%), 2/22/30	1,146	1,147,919
		$ 6,980,877
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 7.549%, (SOFR + 3.25%), 2/14/31	$990	$ 955,597
		$ 955,597
Personal Products — 0.2%
Olaplex, Inc., Term Loan, 7.925%, (SOFR + 3.50%), 2/23/29	$977	$ 874,251
		$ 874,251
Pharmaceuticals — 0.8%
Bausch Health Co., Inc., Term Loan, 9/25/30(10)	$825	$ 795,094
Ceva Sante Animale, Term Loan, 7.065%, (SOFR + 2.75%), 11/8/30	396	395,348
Jazz Financing Lux SARL, Term Loan, 6.575%, (SOFR + 2.25%), 5/5/28	1,957	1,958,677
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR + 9.50%), 11/14/28	1,106	1,148,411
		$ 4,297,530

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 3.4%
AAL Delaware Holdco, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 7/30/31	$672	$ 667,643
AlixPartners LLP, Term Loan, 6.939%, (SOFR + 2.50%), 2/4/28	565	565,057
Amspec Parent LLC:
Term Loan, 1.00%, 12/22/31(8)	183	183,449
Term Loan, 8.549%, (SOFR + 4.25%), 12/22/31	1,192	1,192,418
APFS Staffing Holdings, Inc., Term Loan, 8.575%, (SOFR + 4.25%), 12/29/28	238	234,467
Camelot U.S. Acquisition LLC, Term Loan, 7.075%, (SOFR + 2.75%), 1/31/31	1,459	1,441,054
CoreLogic, Inc., Term Loan, 7.939%, (SOFR + 3.50%), 6/2/28	2,031	1,997,535
Corporation Service Co., Term Loan, 6.325%, (SOFR + 2.00%), 11/2/29	497	495,192
Crisis Prevention Institute, Inc., Term Loan, 8.299%, (SOFR + 4.00%), 4/9/31	299	300,124
Employbridge Holding Co.:
Term Loan, 3.25%, 1/19/30(8)	196	170,481
Term Loan, 9.799%, (SOFR + 5.50%), 1/19/30	469	407,130
Term Loan - Second Lien, 9.311%, (SOFR + 4.75%), 1/19/30	1,049	447,052
First Advantage Holdings LLC, Term Loan, 7.575%, (SOFR + 3.25%), 10/31/31	1,496	1,489,472
Genuine Financial Holdings LLC, Term Loan, 7.553%, (SOFR + 3.25%), 9/27/30	394	387,708
Lernen Bidco Ltd., Term Loan, 8.589%, (SOFR + 4.00%), 10/27/31	499	499,064
Mermaid Bidco, Inc., Term Loan, 7.553%, (SOFR + 3.25%), 7/3/31	1,020	1,022,617
Neptune Bidco U.S., Inc., Term Loan, 9.389%, (SOFR + 5.00%), 4/11/29	928	802,933
Planet U.S. Buyer LLC, Term Loan, 7.319%, (SOFR + 3.00%), 2/7/31	1,191	1,189,386
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(10)	775	766,281
Teneo Holdings LLC, Term Loan, 9.075%, (SOFR + 4.75%), 3/13/31	1,238	1,242,625
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.799%, (SOFR + 3.50%), 10/24/31	625	626,269
Trans Union LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/24/31	1,407	1,404,358
Vaco Holdings LLC, Term Loan, 9.449%, (SOFR + 5.00%), 1/21/29	971	900,083
		$ 18,432,398
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.075%, (SOFR + 2.75%), 1/31/30	$271	$ 270,266
Borrower/Description	Principal Amount (000's omitted)	Value
Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC: (continued)
Term Loan, 7.575%, (SOFR + 3.25%), 1/31/30	$109	$ 109,078
Greystar Real Estate Partners LLC, Term Loan, 7.05%, (SOFR + 2.75%), 8/21/30	616	616,825
RE/MAX International, Inc., Term Loan, 6.939%, (SOFR + 2.50%), 7/21/28	388	377,161
		$ 1,373,330
Road & Rail — 0.7%
First Student Bidco, Inc., Term Loan, 6.799%, (SOFR + 2.50%), 7/21/28	$1,851	$ 1,850,440
Hertz Corp.:
Term Loan, 7.939%, (SOFR + 3.50%), 6/30/28	295	228,554
Term Loan, 7.939%, (SOFR + 3.50%), 6/30/28	58	44,916
Term Loan, 8.072%, (SOFR + 3.75%), 6/30/28	1,210	936,903
Kenan Advantage Group, Inc., Term Loan, 7.575%, (SOFR + 3.25%), 1/25/29	919	916,485
		$ 3,977,298
Semiconductors & Semiconductor Equipment — 0.2%
Bright Bidco BV, Term Loan, 12.291%, (SOFR + 8.00%), 10/31/27	$226	$ 92,824
MKS Instruments, Inc., Term Loan, 6.319%, (SOFR + 2.00%), 8/17/29	1,029	1,029,481
		$ 1,122,305
Software — 11.6%
Applied Systems, Inc., Term Loan, 7.049%, (SOFR + 2.75%), 2/24/31	$3,885	$ 3,888,257
Astra Acquisition Corp.:
Term Loan, 9.549%, (SOFR + 5.25%), 10/25/28	699	17,482
Term Loan, 11.049%, (SOFR + 6.75%), 2/25/28	499	311,277
Term Loan, 17.619%, (SOFR + 13.32%), 10/25/29	1,058	37,016
Boxer Parent Co., Inc., Term Loan, 7.291%, (SOFR + 3.00%), 7/30/31	2,278	2,241,220
Central Parent, Inc., Term Loan, 7.549%, (SOFR + 3.25%), 7/6/29	2,264	1,949,761
Cloud Software Group, Inc., Term Loan, 7.799%, (SOFR + 3.50%), 3/30/29	3,683	3,653,237
Cloudera, Inc.:
Term Loan, 8.175%, (SOFR + 3.75%), 10/8/28	2,637	2,605,952
Term Loan - Second Lien, 10.425%, (SOFR + 6.00%), 10/8/29	600	573,252
Clover Holdings 2 LLC, Term Loan, 8.295%, (SOFR + 4.00%), 12/9/31	2,250	2,228,906
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(12)	143	146,660

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Cornerstone OnDemand, Inc., Term Loan, 8.189%, (SOFR + 3.75%), 10/16/28	$1,134	$ 988,215
Dragon Buyer, Inc., Term Loan, 7.299%, (SOFR + 3.00%), 9/30/31	1,347	1,338,209
Drake Software LLC, Term Loan, 8.549%, (SOFR + 4.25%), 6/26/31	1,990	1,922,767
E2open LLC, Term Loan, 7.939%, (SOFR + 3.50%), 2/4/28	2,013	2,011,069
ECI Macola Max Holding LLC, Term Loan, 7.549%, (SOFR + 3.25%), 5/9/30	2,931	2,935,953
Ellucian Holdings, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 10/9/29	947	946,612
Epicor Software Corp., Term Loan, 7.075%, (SOFR + 2.75%), 5/30/31	5,556	5,547,838
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (SOFR + 4.00%), 2/18/27	1,363	1,357,848
GoTo Group, Inc.:
Term Loan, 9.189%, (SOFR + 4.75%), 4/28/28	1,099	1,022,597
Term Loan - Second Lien, 9.189%, (SOFR + 4.75%), 4/28/28	699	328,335
IGT Holding IV AB, Term Loan, 7.972%, (SOFR + 3.40%), 3/31/28	1,056	1,058,640
iSolved, Inc., Term Loan, 7.575%, (SOFR + 3.25%), 10/15/30	495	496,261
Ivanti Software, Inc., Term Loan, 8.817%, (SOFR + 4.25%), 12/1/27	543	392,330
Marcel LUX IV SARL, Term Loan, 7.84%, (SOFR + 3.50%), 11/9/30	3,274	3,286,103
McAfee LLC, Term Loan, 7.323%, (SOFR + 3.00%), 3/1/29	2,517	2,409,060
Open Text Corp., Term Loan, 6.075%, (SOFR + 1.75%), 1/31/30	1,423	1,421,405
Polaris Newco LLC, Term Loan, 8.302%, (SOFR + 3.75%), 6/2/28	1,515	1,453,377
Project Alpha Intermediate Holding, Inc., Term Loan, 7.549%, (SOFR + 3.25%), 10/28/30	1,980	1,977,981
Project Boost Purchaser LLC, Term Loan, 7.299%, (SOFR + 3.00%), 7/16/31	823	819,271
Quest Software U.S. Holdings, Inc., Term Loan, 8.691%, (SOFR + 4.25%), 2/1/29	1,448	868,591
RealPage, Inc., Term Loan, 8.049%, (SOFR + 3.75%), 4/24/28	400	400,750
Redstone Holdco 2 LP, Term Loan, 9.302%, (SOFR + 4.75%), 4/27/28	1,284	898,952
Sabre GLBL, Inc.:
Term Loan, 8.675%, (SOFR + 4.25%), 6/30/28	23	22,048
Term Loan, 9.425%, (SOFR + 5.00%), 6/30/28	151	146,386
Term Loan, 10.425%, (SOFR + 6.00%), 11/15/29	974	955,821
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Skillsoft Corp., Term Loan, 9.692%, (SOFR + 5.25%), 7/14/28	$620	$ 537,644
SolarWinds Holdings, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 2/5/30	1,733	1,735,644
Twitter, Inc., Term Loan, 10/26/29(10)	500	497,500
UKG, Inc., Term Loan, 7.30%, (SOFR + 3.00%), 2/10/31	4,314	4,309,941
Veritas U.S., Inc., Term Loan, 16.799%, (SOFR + 12.50%), 12/9/29	434	436,003
Vision Solutions, Inc., Term Loan, 8.552%, (SOFR + 4.00%), 4/24/28	1,953	1,888,764
		$ 62,064,935
Specialty Retail — 2.0%
Apro LLC, Term Loan, 8.049%, (SOFR + 3.75%), 7/9/31	$572	$ 571,055
Great Outdoors Group LLC, Term Loan, 7.575%, (SOFR + 3.25%), 1/23/32	2,475	2,472,481
Harbor Freight Tools USA, Inc., Term Loan, 6.825%, (SOFR + 2.50%), 6/11/31	1,791	1,749,485
Hoya Midco LLC, Term Loan, 6.553%, (SOFR + 2.25%), 2/3/29	660	651,437
Les Schwab Tire Centers, Term Loan, 6.814%, (SOFR + 2.50%), 4/23/31(11)	4,313	4,288,696
LIDS Holdings, Inc., Term Loan, 9.945%, (SOFR + 5.50%), 12/14/26	125	124,389
Speedster Bidco GmbH, Term Loan, 7.549%, (SOFR + 3.25%), 12/10/31	825	824,872
		$ 10,682,415
Trading Companies & Distributors — 2.3%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.072%, (SOFR + 1.75%), 6/24/30	$2,558	$ 2,558,466
Beacon Roofing Supply, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 5/19/28	543	543,147
Core & Main LP:
Term Loan, 6.27%, (SOFR + 2.00%), 7/27/28	1,279	1,279,271
Term Loan, 6.27%, (SOFR + 2.00%), 2/9/31	596	595,138
DXP Enterprises, Inc., Term Loan, 8.075%, (SOFR + 3.75%), 10/11/30	690	689,318
Foundation Building Materials Holding Co. LLC, Term Loan, 8.552%, (SOFR + 4.00%), 1/29/31	766	701,059
Spin Holdco, Inc., Term Loan, 8.562%, (SOFR + 4.00%), 3/4/28	2,956	2,510,451
White Cap Buyer LLC, Term Loan, 7.575%, (SOFR + 3.25%), 10/19/29	2,227	2,164,453
Windsor Holdings III LLC, Term Loan, 7.069%, (SOFR + 2.75%), 8/1/30	1,158	1,147,891
		$ 12,189,194

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Transportation Infrastructure — 0.5%
Brown Group Holding LLC:
Term Loan, 6.806%, (SOFR + 2.50%), 7/1/31(11)	$955	$ 950,361
Term Loan, 6.825%, (SOFR + 2.50%), 7/1/31	383	381,176
KKR Apple Bidco LLC, Term Loan, 6.825%, (SOFR + 2.50%), 9/23/31	1,609	1,598,991
		$ 2,930,528
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 8.299%, (SOFR + 4.00%), 12/17/27	$1,459	$ 1,461,218
Digicel International Finance Ltd., Term Loan, 11.791%, (SOFR + 7.50%), 5/25/27	1,437	1,417,178
		$ 2,878,396
Total Senior Floating-Rate Loans (identified cost $490,591,317)		$475,530,859

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	1,409	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(13)	8,870,777	$ 8,870,777
Total Short-Term Investments (identified cost $8,870,777)		$ 8,870,777
Total Investments — 99.9% (identified cost $553,681,139)		$536,243,959
Less Unfunded Loan Commitments — (0.1)%		$ (747,446)
Net Investments — 99.8% (identified cost $552,933,693)		$535,496,513
Other Assets, Less Liabilities — 0.2%		$ 1,367,658
Net Assets — 100.0%		$536,864,171

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $40,516,070 or 7.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	When-issued security.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2025, the total value of unfunded loan commitments is $719,848.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,870,777, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$20,058,577	$29,742,344	$(40,930,144)	$ —	$ —	$8,870,777	$225,199	8,870,777
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 7,847,489	$ —	$ 7,847,489
Common Stocks	64,300	4,909,571	1,414,249	6,388,120
Corporate Bonds	—	34,248,256	—	34,248,256
Exchange-Traded Funds	3,125,880	—	—	3,125,880
Preferred Stocks	—	232,578	—	232,578
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	474,158,482	624,931	474,783,413
Warrants	—	—	0	0
Short-Term Investments	8,870,777	—	—	8,870,777
Total Investments	$12,060,957	$521,396,376	$2,039,180	$535,496,513
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2025 is not presented.

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.